Schedule of consolidated statements of operations and comprehensive loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lessee Disclosure [Abstract]
Amortization of right-of-use assets	$ 56,792	$ 60,043	$ 65,914
Imputed interest of lease liabilities	9,006	4,376
Total operating lease expenses	$ 65,798	$ 64,419	$ 65,914